Note 10 - Warrants - Warrant Continuity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Outstanding (in shares)	2,964,542	4,018,993	7,315,711
Balance outstanding, weighted average exercise price (in CAD per share)	$ 1.51	$ 1.82	$ 1.86
Warrants exercised during the year (in shares)	0	(266,290)	(3,415,266)
Warrants exercised during the year, weighted average exercise price (in CAD per share)		$ 1.53	$ 1.96
Warrants expired during the year (in shares)	(112,490)	(788,161)
Warrants expired during the year, weighted average exercise price (in CAD per share)	$ 1.75	$ 3.07
Common share purchase warrants issued (in shares)	13,333,334
Common share purchase warrants issued, weighted average exercise price (in CAD per share)	$ 2.39
Outstanding (in shares)	16,185,386	2,964,542	4,018,993
Balance outstanding, weighted average exercise price (in CAD per share)	$ 2.23	$ 1.51	$ 1.82
Warrants issued in overallotment [member]
Statement Line Items [Line Items]
Broker warrants issued (in shares)			118,548
Broker warrants issued, weighted average exercise price (in CAD per share)			$ 3.10